NOTES PAYABLE, BANK OVERDRAFTS AND LONG-TERM DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Bank overdrafts	$ 20,284	$ 9,395
Total finance lease liability	30,726	40,719
Long-term debt	1,326,144	1,380,051
Unamortized debt discounts and debt issuance costs	(18,724)	(21,063)
Long-term debt	1,307,420	1,358,988
Current maturities, net of unamortized debt discounts and debt issuance costs	(78,984)	(51,785)
Bank overdrafts	(20,284)	(9,395)
Long-term debt, net	$ 1,208,152	$ 1,297,808
Weighted-average discount rate of finance leases	3.60%	3.50%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt gross	$ 240,089	$ 312,017
Line of Credit | Other revolving credit facilities
Debt Instrument [Line Items]
Long-term debt gross	$ 72,600	$ 19,600
Weighted average interest rate	3.60%	1.80%
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Long-term debt gross	$ 827,100	$ 836,775
Loans Payable | Vessel financing loans
Debt Instrument [Line Items]
Long-term debt gross	93,155	104,184
Loans Payable | Other long-term financing arrangements
Debt Instrument [Line Items]
Long-term debt gross	$ 42,190	$ 57,361